Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases
2021	33,887
2022	28,949
2023	18,550
2024	12,068
2025	10,108
2026 and thereafter	35,725
Total undiscounted cash flows	139,287

Less imputed interest	(16,034)
Present value of lease liabilities	123,253